PROJECT ASSETS AND DEFERRED PROJECT COSTS (Schedule of Project Assets and Deferred Project Costs) (Details) - USD ($)	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Project assets - Module cost	$ 29,612,819		$ 16,369,965
Project assets - Development and construction cost	71,316,605		61,259,796
Project assets - Others	7,409,941		6,407,213
Total project assets	108,339,365		84,036,974
Current portion	64,257,766	$ 76,155,758	76,556,400
Non-current portion	44,081,599		7,480,574
Total deferred project costs	0		17,957,041
Current portion	0		17,957,041
Non-current portion	0		0
Total project assets and deferred project costs	$ 108,339,365		$ 101,994,015